Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
Issued capital and reserves
Schedule of share capital

	Number of
	shares
	(millions)	$m
At December 31, 2016
Ordinary shares (par value €0.01)	10.0	—
Issue of shares-ordinary shares (par value €0.01)	0.3	—
At December 31, 2017	10.3	—